Benefit Plans and Stock-Based Compensation - Summary of Birks' Restricted Stock Units And Deferred Share Units (Detail) - shares	12 Months Ended
	Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021
Cash Settled Deferred Share Units [Member]
Schedule Restricted Stock Options And Deferred Stock Units [Line Items]
Beginning balance	0	689,012	465,134
Grants of new units	35,584	61,470	223,878
Converted to equity-settled awards		(750,482)
Ending balance	35,584	0	689,012
Cash Settled Restricted Stock Units [Member]
Schedule Restricted Stock Options And Deferred Stock Units [Line Items]
Beginning balance	50,000	375,000	0
Grants of new units	0		375,000
Converted to equity-settled awards		(325,000)
Ending balance	50,000	50,000	375,000
Equity Settled Deferred Share Units [Member]
Schedule Restricted Stock Options And Deferred Stock Units [Line Items]
Beginning balance	750,482	0
Converted to equity-settled awards		750,482
Ending balance		750,482	0
Equity Settled Restricted Stock Units [Member]
Schedule Restricted Stock Options And Deferred Stock Units [Line Items]
Beginning balance	325,000	0
Converted to equity-settled awards		325,000
Ending balance		325,000	0